Convertible Notes Payable (Details) (USD $)	0 Months Ended	6 Months Ended		12 Months Ended
	Feb. 11, 2014	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2013	Dec. 13, 2012
Convertible notes payable						$ 75,000	$ 75,000
Convertible notes payable, Maturity date	Dec. 21, 2014
Unamortized debt discount expensed		26,755		18,211
Outstanding convertible note converted amount	150,000
Conversion of accrued interest into common stock	21,485
Percentage of discount on closing price	25.00%
Shares issued for debt relief	55,497
Shares issued for debt relief, amount	171,485
Unrealized gain on change in fair value of conversion feature		20,218
Conversion feature in additional paid in capital		98,722
Accrued interest on Notes Payable				17,497	247
Debt conversion description
CII regarding converting its outstanding convertible note of $150,000, along with accrued interest of $21,485, into common stock at a 25% discount to the Company’s closing stock price on February 17, 2014.

Convertible Notes Payable [Member]
Unamortized debt discount expensed				18,211
Unrealized gain on change in fair value of conversion feature				73,974
Accrued interest on Notes Payable				17,497
Debt discount				$ 44,966